OTHER EQUITY AND RESERVES (Details Textual) - USD ($)			12 Months Ended
	Jun. 09, 2020	Jul. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Description of vesting requirements for share-based payment arrangement			At any time, the aggregate number of ordinary shares of the company may be granted under Awards that have not vested shall not exceed 5% of the ordinary shares in issue (excluding treasury shares) on the day preceding the Award
Issued Capital Shares			1
Increase in Number of issued Shares New Issues			19,063,833
Share based CompensationNumber Of Shares Nonvested Subjected to Awards			862,502	650,333
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets			$ 3,330,000	$ 1,847,000
Share based compensation by share based award number of shares authorized for issuance			965,501
2018 FSP [Member]
Statement1 [Line Items]
Share based Payments Number of Awards Available for Grant			102,999	302,858
2018 FSP [Member] | Certain Employees [Member]
Statement1 [Line Items]
Share based compensation by share based payment arrangement vesting period.		3 years
Additional Awards Granted FSP Two Thousand And Eighteen [Member] | Chief Executive Officer [Member]
Statement1 [Line Items]
Share based compensation by share based payment arrangement vesting period.	3 years
Top of range [member]
Statement1 [Line Items]
Share based CompensationNumber Of Shares Nonvested Subjected to Awards			953,191